Share-Based Compensation (Details 2) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012	Aug. 31, 2014	Dec. 02, 2013
Number of Options
Exercised (in shares)	3,446,585	4,596,761	194,721
Weighted average remaining contractual term
Outstanding at the end of the period	5 years 6 months 29 days
Aggregate Intrinsic value of options
Exercised	$ 23,679,729
Outstanding at the end of the period	25,776,635
E-House Plan | Share Options:
Number of Options
Outstanding at the beginning of the period (in shares)	12,949,951
Exercised (in shares)	(3,446,585)
Forfeited (in shares)	(26,662)
Outstanding at the end of the period (in shares)	9,476,704	12,949,951
Vested and expected to vest at the end of the period (in shares)	9,476,704
Exercisable at the end of the period (in shares)	9,476,704
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 4.25
Exercised (in dollars per share)	$ 3.49
Forfeited (in dollars per share)	$ 4.94
Outstanding at the end of the period (in dollars per share)	$ 4.52	4.25
Vested and expected to vest at the end of the period (in dollars per share)	$ 4.52
Exercisable at the end of the period (in dollars per share)	$ 4.52
Weighted average remaining contractual term
Vested and expected to vest at the end of the period	5 years 6 months 29 days
Exercisable at the end of the period	5 years 6 months 29 days
Aggregate Intrinsic value of options
Exercised	23,679,729	25,248,554	436,259
Outstanding at the end of the period		140,247,969
Vested and expected to vest at the end of the period	25,776,635
Exercisable at the end of the period	25,776,635
Additional disclosure
Compensation expense	5,950,940	12,817,935	17,157,015
E-House Plan | Restricted Shares:
Additional disclosure
Total fair value of restricted shares vested	6,094,602	5,612,379	9,127,103
Compensation expense	6,174,583	5,668,460	9,348,941
Total unrecognized compensation expense	20,310,709
Weighted-average period over which cost is expected to be recognized	2 years 5 months 5 days
Leju Plan | Share Options:
Number of Options
Outstanding at the beginning of the period (in shares)	6,592,000
Replaced by Restricted Share	(60,000)
Exercised (in shares)	(266,201)
Forfeited (in shares)	(132,000)
Outstanding at the end of the period (in shares)	6,133,799	6,592,000
Vested and expected to vest at the end of the period (in shares)	5,943,719
Exercisable at the end of the period (in shares)	1,867,132
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 4.60
Replaced by Restricted Share (in dollars per share)	$ 4.60
Exercised (in dollars per share)	$ 4.60
Forfeited (in dollars per share)	$ 4.60
Outstanding at the end of the period (in dollars per share)	$ 4.60	4.60
Vested and expected to vest at the end of the period (in dollars per share)	$ 4.60
Exercisable at the end of the period (in dollars per share)	$ 4.60
Weighted average remaining contractual term
Outstanding at the end of the period	8 years 11 months 1 day
Vested and expected to vest at the end of the period	8 years 11 months 1 day
Exercisable at the end of the period	8 years 11 months 1 day
Aggregate Intrinsic value of options
Exercised	1,668,693
Outstanding at the end of the period	37,784,202
Vested and expected to vest at the end of the period	36,613,309
Exercisable at the end of the period	11,501,535
Additional disclosure
Weighted-average grant-date fair value of options granted (in dollars per share)						$ 2.21
Compensation expense	4,525,552	381,874
Total unrecognized compensation expense	8,676,222
Weighted-average period over which cost is expected to be recognized	1 year 11 months 1 day
Leju Plan | Restricted Shares:
Additional disclosure
Total fair value of restricted shares vested	486,200	0	0
Compensation expense	4,923,226	34,758
Total unrecognized compensation expense	9,699,247
Weighted-average period over which cost is expected to be recognized	1 year 10 months 17 days
CRIC Plan | Share Options:
Aggregate Intrinsic value of options
Exercised			750,115
Additional disclosure
Compensation expense			8,532,772	0
CRIC Plan | Restricted Shares:
Additional disclosure
Total fair value of restricted shares vested			130,000
Compensation expense			54,688
Scepter Plan | Share Options:
Number of Options
Granted (in shares)	455,000
Forfeited (in shares)	(5,000)
Outstanding at the end of the period (in shares)	450,000
Vested and expected to vest at the end of the period (in shares)	449,526
Weighted Average Exercise Price
Granted (in dollars per share)	$ 3.30				$ 3.30
Outstanding at the end of the period (in dollars per share)	$ 3.30
Vested and expected to vest at the end of the period (in dollars per share)	$ 3.30
Exercisable at the end of the period (in dollars per share)	$ 3.30
Weighted average remaining contractual term
Granted	10 years
Outstanding at the end of the period	9 years 7 months 6 days
Vested and expected to vest at the end of the period	9 years 7 months 6 days
Exercisable at the end of the period	9 years 7 months 6 days
Additional disclosure
Compensation expense	66,820
Total unrecognized compensation expense	$ 439,892
Weighted-average period over which cost is expected to be recognized	2 years 7 months 6 days